Commitments (Details) € in Thousands	Dec. 31, 2020 EUR (€) item	Feb. 01, 2019
Disclosure of detailed information about financial instruments [line items]
Bank guarantee and pledge of gradual rate deposit account	€ 1,700
Amount of pledge as a percentage of sum not covered by the indemnity to be received		50.00%
Financial assets pledged as collateral for liabilities or contingent liabilities	1,700
Pledge over cash, two
Disclosure of detailed information about financial instruments [line items]
Bank guarantee and pledge of gradual rate deposit account	1,000
Financial assets pledged as collateral for liabilities or contingent liabilities	1,000
Socit Gnrale
Disclosure of detailed information about financial instruments [line items]
Loan amount	254
Bank guarantee and pledge of gradual rate deposit account	101
Financial assets pledged as collateral for liabilities or contingent liabilities	€ 101
Crdit Agricole bank
Disclosure of detailed information about financial instruments [line items]
Amount of pledge as a percentage of sum not covered by the indemnity to be received	50.00%
Number of pledges over cash | item	2
Crdit Agricole bank | Pledge over cash, one
Disclosure of detailed information about financial instruments [line items]
Bank guarantee and pledge of gradual rate deposit account	€ 700
Number of pledges over cash | item	1
Financial assets pledged as collateral for liabilities or contingent liabilities	€ 700
Crdit Agricole bank | If dispute remains unresolved
Disclosure of detailed information about financial instruments [line items]
Bank guarantee and pledge of gradual rate deposit account	3,400
Financial assets pledged as collateral for liabilities or contingent liabilities	€ 3,400